Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	2024	2023
Trading assets	72,897	60,229
Non-trading derivatives	2,463	2,028
Designated at fair value through profit or loss	5,740	5,775
Mandatorily measured at fair value through profit or loss	56,481	54,983
	137,580	123,015
(Reverse) repurchase transactions
Financial assets at fair value through profit or loss include securities lending and sales and repurchase transactions with securities. At ING, these types of transactions are recognised in several lines in the statement of financial position depending on business model assessment and counterparty. Furthermore, for repurchase agreements the gross amount of assets must be considered together with the gross amount of related liabilities, which are presented separately on the statement of financial position since IFRS does not always allow the netting of these positions in the statement of financial position. Netting is applicable to repurchase agreements that are governed by an established Global Master Repurchase Agreement (GMRA). This netting is restricted to transactions involving the same currency and maturity date, and must occur within the same legal entity. Reference is made to Note 39 'Offsetting financial assets and liabilities'.
Securities purchased under agreements to resell (reverse repos), securities borrowings and similar agreements are not recognised in the consolidated statement of financial position as the counterparty continues to be exposed to substantially all risks and rewards of the transferred security. Based on the business model assessment and counterparty, the consideration paid to purchase securities is recognised as Loans and advances to customers, Loans and advances to banks, financial assets mandatorily at FVPL or Trading assets.
Securities sold subject to repurchase agreements (repos), securities lending and similar agreements continue to be recognised in the consolidated statement of financial position as ING Group continues to be exposed to substantially all risks and rewards of the transferred financial asset. The counterparty liability is designated and measured at FVPL if the asset is measured mandatorily at FVPL. Otherwise, the counterparty liability is included in Deposits from banks, Customer deposits or Trading.
Reference is made to Note 38 'Transfer of financial assets, assets pledged and received as collateral' for information on transferred assets which were not derecognised.
ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	2024	2023
Reverse repurchase transactions
Loans and advances to banks	10,777	5,251
Loans and advances to customers	3,471	499
Trading assets, loans and receivables	12,033	12,121
Loans and receivables mandatorily measured at fair value through profit or loss	53,393	51,536
	79,675	69,407
Repurchase transactions
Deposits from banks	33	2,064
Customer deposits	1	97
Trading liabilities, funds on deposit	5,269	10,337
Funds entrusted designated and measured at fair value through profit or loss	38,420	45,729
	43,723	58,227
Trading assets

Trading assets by type
in EUR million	2024	2023
Equity securities	20,717	15,412
Debt securities	10,080	6,907
Derivatives	29,805	25,680
Loans and receivables	12,295	12,231
	72,897	60,229
Trading assets include assets that are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge, for example, currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting).
Reference is made to Note 14 'Financial liabilities at fair value through profit or loss' for information on trading liabilities.
Non-trading derivatives

Non-trading derivatives by type
in EUR million	2024	2023
Derivatives used in
- fair value hedges	617	716
- cash flow hedges	158	440
- hedges of net investments in foreign operations	82	100
Other non-trading derivatives	1,606	771
	2,463	2,028
Reference is made to Note 35 'Derivatives and hedge accounting' for information on derivatives designated in hedge accounting.
Other non-trading derivatives mainly includes interest rate swaps, foreign exchange swaps, and cross currency swaps for which no hedge accounting is applied.
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2024	2023
Debt securities	4,718	4,470
Loans and receivables	1,022	1,306
	5,740	5,775
‘Financial assets designated at fair value through profit or loss’ is partly economically hedged by credit derivatives. The hedges do not meet the criteria for hedge accounting and the loans and debt securities are recorded at fair value to avoid an accounting mismatch. The maximum credit exposure of the loans and receivables and debt securities included in ‘Financial assets designated at fair value through profit or loss’ approximates its carrying value and amounts to EUR 5,740 million (2023: EUR 5,775 million). In 2024, the change in fair value of these loans and debt securities amounts EUR 5 million (2023: EUR -48 million).
ING has mitigated the credit risk exposure on part of the portfolio. The cost at initial recognition of the financial assets designated at fair value through profit or loss that are economically hedged by credit derivatives is EUR 3,797 million (31 December 2023: EUR 3,181 million) and the cumulative change in fair value attributable to changes in credit risk is EUR 173 million (31 December 2023: EUR 150 million).
The notional value of the related credit derivatives is EUR 3,807 million (2023: EUR 3,679 million). The cumulative change in fair value of the credit derivatives since the financial assets were first designated, amounts to EUR -214 million (2023: EUR -119 million) and the change for the current year is EUR -95 million (2023: EUR -122 million).
The changes in fair value attributable to changes in credit risk have been calculated by determining the changes in credit spread implicit in the fair value of loans and bonds issued by entities with similar credit characteristics.
Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
in EUR million	2024	2023
Equity securities	228	179
Debt securities	789	894
Loans and receivables	55,464	53,911
	56,481	54,983
Equity securities are individually insignificant for ING Group. For total exposure to debt securities, reference is made to Note 6 'Debt securities'. Loans and receivables include mainly reverse repurchase agreements.